RESTRICTED NET ASSETS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modified [Line Items]
Net assets	$ 52,924	$ 1,119,157
Minimum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage	10.00%
Maximum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage	50.00%